Commitments - Summary of Contractual Commitments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contractual commitments disclosure [line items]
Total	R$ 2,299,894	R$ 31,078	R$ 6,208
Less than one year [member]
Contractual commitments disclosure [line items]
Total	1,413,904	17,918	1,268
One to five years [member]
Contractual commitments disclosure [line items]
Total	R$ 885,990	R$ 13,160	R$ 4,940